Financial Instruments And Risks - Summary Of Illustrates The Impact of An Appreciation Or Depreciation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments And Risks [Abstract]
5% appreciation of RMB	¥ (45,521)	¥ (120,981)
5% depreciation of RMB	¥ 45,521	¥ 120,981